COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Operating Leases
As of December 31, 2017, future minimum rental payments under non-cancelable operating leases are as follows:

Year	Amount
2018	$1,146
2019	1,137
2020	1,161
2021	1,193
2022 and after	3,861
Total	$8,498